Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 2,402	$ 1,702	$ 1,175	$ 4,105	$ 2,939
Total comprehensive income
Total other comprehensive income	2,955	1,643	439	4,598	(1,570)
Total other comprehensive income that may be reclassified to the income statement, net of tax	3,105	1,342	262	4,446	(1,608)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(149)	302	176	152	38
Total comprehensive income	5,357	3,345	1,614	8,703	1,369
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	2,395	1,692	1,136	4,087	2,890
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	4,420	1,318	(268)	5,738	(3,741)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(1,879)	(549)	291	(2,428)	2,473
Foreign currency translation differences on foreign operations reclassified to the income statement	(1)	3	2	2	2
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	0	(1)	0	(1)	1
Income tax relating to foreign currency translations, including the effect of net investment hedges	(4)	(2)	0	(6)	13
Subtotal foreign currency translation, net of tax	2,536	768	25	3,305	(1,252)
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(4)	(3)	0	(7)	0
Net realized (gains) / losses reclassified to the income statement from equity	0	0	0	0	0
Income tax relating to net unrealized gains / (losses)	0	0	0	0	0
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(4)	(3)	0	(7)	0
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	398	349	(417)	746	(1,663)
Net (gains) / losses reclassified to the income statement from equity	296	322	668	617	1,212
Income tax relating to cash flow hedges	(131)	(125)	5	(256)	124
Subtotal cash flow hedges, net of tax	562	545	256	1,107	(327)
Cost of hedging
Cost of hedging, before tax	10	31	(19)	41	(28)
Income tax relating to cost of hedging	0	0	0	0	0
Subtotal cost of hedging, net of tax	10	31	(19)	41	(28)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(36)	5	(38)	(31)	(100)
Income tax relating to defined benefit plans	(4)	2	8	(1)	14
Subtotal defined benefit plans, net of tax	(40)	7	(30)	(32)	(87)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(126)	279	231	153	161
Income tax relating to own credit on financial liabilities designated at fair value	2	(1)	(3)	1	(1)
Subtotal own credit on financial liabilities designated at fair value, net of tax	(124)	279	228	154	160
Total comprehensive income
Total other comprehensive income	2,941	1,628	460	4,568	(1,535)
Total other comprehensive income that may be reclassified to the income statement, net of tax	3,105	1,342	262	4,446	(1,608)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(164)	286	198	122	73
Total comprehensive income	5,335	3,319	1,596	8,655	1,356
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	7	10	40	18	48
Total comprehensive income
Total other comprehensive income that will not be reclassified to the income statement, net of tax	15	15	(21)	30	(35)
Total comprehensive income	$ 22	$ 26	$ 18	$ 48	$ 13